Fair Value Measurement and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value Measurement and Fair Values of Financial Instruments
Fair Value Measurement and Fair Values of Financial Instruments

Note 14 - Fair Value Measurement and Fair Values of Financial Instruments

Management uses its best judgment in estimating the fair value of the Company’s assets and liabilities; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all assets and liabilities, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction on the dates indicated. The estimated fair value amounts have been measured as of their respective year-ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of assets and liabilities subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

Accounting guidance establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported with little or no market activity).

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For financial assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used are as follows at December 31:

	(In Thousands)
	Total	Level 1	Level 2	Level 3
2019
U.S. Government and agency obligations	$14,035	$—	$14,035	$—
Mortgage-backed securities - residential	4,091	—	4,091	—
Total Available-for-Sale Securities	$18,126	$—	$18,126	$—

2018	Total	Level 1	Level 2	Level 3
U.S. Government and agency obligations	$12,455	$—	$12,455	$—
Mortgage-backed securities - residential	5,876	—	5,876	—
Total Available-for-Sale Securities	$18,331	$—	$18,331	$—

There were no securities transferred out of level 2 securities available-for-sale during the twelve months ended December 31, 2019 or 2018.

The Company had the following assets measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018:

	December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Impaired loans	$—	$803	$90	$893
Loans held for sale	$—	$2,194	$—	$2,194
Foreclosed real estate	$—	$—	$730	$730
Total loans	$—	$2,997	$820	$3,817

	December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Total Fair Value
Impaired loans	$—	$—	$—	$—
Loans held for sale	$—	$2,133	$—	$2,133
Foreclosed real estate	$—	$—	$—	$—
Total loans	$—	$2,133	$—	$2,133

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were used to determine fair value at the indicated date:

Quantitative Information about Level 3
Fair Value Measurements
	Valuation		Range
At December 31, 2019	Techniques	Unobservable Input	(Weighted Avg.)
Impaired loans	Appraisal of collateral	Appraisal Adjustments	50%
	(Sales Approach)	Costs to Sell	10.0% - 50.7% (41.7)%
Foreclosed real estate	Appraisal of collateral	Appraisal Adjustments	25.0%-29.2% (26.6)%
	(Market Approach)	Costs to Sell	6.7%-7.3% (6.9%)%

There have been no transfers of assets into or out of any fair value measurement level during the year ended December 31, 2019.

Required disclosures include fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of certain of the Company’s assets and liabilities at December 31, 2019 and 2018.

Cash, Due from Banks, and Interest-Earning Demand Deposits

The carrying amounts of these assets approximate their fair values.

Investment Securities

The fair value of securities available-for-sale (carried at fair value) and held-to-maturity (carried at amortized cost) are determined by matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather relying on the securities’ relationship to other benchmark quoted prices and is considered to be a Level 2 measurement.

Investment in Restricted Stock

The carrying value of restricted stock, which consists of Federal Home Loan Bank and Atlantic Community Bankers Bank, approximates its fair value based on the redemption provisions of the restricted stock, resulting in a Level 2 classification.

Loans and Loans Held for Sale

The fair values of loans held in portfolio are estimated using discounted cash flow analyses. The discount rate considers a market participant’s cost of funds, liquidity premiums, capital charges, servicing charges, and expectations of future rate movements (for variable rate loans), resulting in a Level 3 classification. Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal, and adjusted for potential defaulted loans.

Mortgage loans held for sale in the secondary market are carried at the lower of cost or fair value, resulting in a Level 2 classification. Separate determinations of fair value for residential and commercial loans are made on an aggregate basis. Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the consolidated financial statements.

Impaired Loans

The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available for similar loans and collateral underlying such loans. Non-real estate collateral may be valued using an appraisal, net book value per the borrower's financial statements, or aging reports, adjusted or discounted based on management's historical knowledge, changes in market conditions from the time of the valuation, and management's expertise and knowledge of the client and client's business, resulting in a Level 3 fair value classification. The one impaired loan, which was disposed of subsequent to year-end, was valued using prices at which the loan was sold, resulting in a Level 2 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted in accordance with the allowance policy. The Company had no unsecured impaired loans as of December 31, 2019 and 2018.

Accrued Interest Receivable and Payable

The carrying amount of accrued interest receivable and payable approximates fair value.

Deposits

The fair values disclosed for demand deposits (e.g., NOW accounts, non-interest checking, regular savings and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts), resulting in a Level 1 classification. The carrying amounts for variable-rate certificates of deposit approximate their fair values at the reporting date, resulting in a Level 1 classification. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits, resulting in a Level 2 classification.

Borrowings

The fair values of FHLB long-term borrowings are estimated using discounted cash flow analyses, based on the quoted rates for new FHLB advances with similar credit risk characteristics, terms and remaining maturity, resulting in a Level 2 classification.

Foreclosed Real Estate

For each of the foreclosed real estate properties owned by the Bank during 2019, fair value was determined as either the highest price offered to the Bank for the property by a willing market participant or the appraisal value of the collateral less a discount factor. If there were changes to the conditions surrounding the property or management did not believe that a relied-upon offer was valid subsequent to the establishment of fair value, a new fair value was determined to be equal to or supported by the highest price from a current valid offer to the Bank. Fair value was discounted for estimated costs to sell as the Bank believed that each property would be sold with additional related costs.

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2019 and 2018 are as follows:

		2019		2018
	Fair
	Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
		(In Thousands)
Financial assets:
Cash and due from banks	1	$1,689	$1,689	$1,581	$1,581
Interest bearing demand deposits	1	6,244	6,244	4,710	4,710
Securities available for sale	2	18,126	18,126	18,331	18,331
Securities held to maturity	2	5,166	5,297	6,052	6,030
Investment in restricted stock	2	2,757	2,757	3,637	3,637
Loans held for sale	2	2,194	2,194	2,133	2,133
Loans, net	3	274,508	279,114	281,741	280,173
Foreclosed real estate	3	730	730	—	—
Accrued interest receivable	1	807	807	876	876

Financial liabilities:
Demand deposits, savings, NOW and MMDA	1	102,728	102,728	98,681	98,681
Time deposits	2	132,832	132,972	123,934	124,182
Borrowings	2	51,735	52,348	71,826	71,086
Accrued interest payable	1	111	111	168	168